Share-Based Payments - Schedule of Reconciliation to Statement of Profit or Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense/ (credit)	€ 2,189	€ 1,393	€ 3,509
RSUs [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense/ (credit)	124	464	526
Incentive shares [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense/ (credit)	3	5	21
Options [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense/ (credit)	1,928	1,956	2,962
Forfeiture of options [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense/ (credit)	(17)	(1,032)
Service warrants [Member]
Schedule of Reconciliation to Statement of Profit or Loss [Line Items]
Share-based payment expense/ (credit)	€ 151